Brown Advisory Global Leaders Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Brazil - 1.7%
B3 S.A. - Brasil Bolsa Balcao	18,309,426	$36,096,561

China - 2.7%
AIA Group, Ltd.	6,622,530	57,833,611

Denmark - 2.0%
Coloplast A/S - Class B	329,007	42,884,591

France - 3.4%
Safran S.A.	304,549	71,667,508

Germany - 6.8%
CTS Eventim AG & Co. KGaA	466,751	48,600,842
Deutsche Boerse AG	406,997	95,550,329
Total Germany		144,151,171

India - 2.9%
HDFC Bank, Ltd.	3,016,655	62,125,975

Indonesia - 2.3%
Bank Rakyat Indonesia Persero Tbk PT	149,560,064	48,915,472

Netherlands - 4.0%
ASML Holding NV	40,592	33,823,284
Wolters Kluwer NV	298,970	50,427,879
Total Netherlands		84,251,163

Sweden - 2.0%
Atlas Copco AB - Class B	2,415,610	41,446,688

Switzerland - 3.0%
Roche Holding AG	194,731	62,317,279

Taiwan - 3.2%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	389,409	67,628,661

United Kingdom - 10.1%
London Stock Exchange Group PLC	688,893	94,317,208
Rentokil Initial PLC	5,169,207	25,276,791
Unilever PLC	1,445,089	93,690,025
Total United Kingdom		213,284,024

United States - 55.6%
Communication Services - 4.1%
Alphabet, Inc. - Class C	518,800	86,738,172
		$–
Consumer Discretionary - 6.9%
AutoZone, Inc. (a)	15,597	49,131,174
Booking Holdings, Inc.	11,554	48,666,834
TJX Cos., Inc.	413,696	48,625,828
		146,423,836
Financials - 11.6%
Charles Schwab Corp.	679,711	44,052,070
Mastercard, Inc. - Class A	178,000	87,896,400
Moody's Corp.	104,157	49,431,870
Visa, Inc. - Class A	227,647	62,591,543
		243,971,883
Health Care - 4.9%
Edwards Lifesciences Corp. (a)	566,977	37,414,812
Zoetis, Inc. - Class A	334,974	65,447,220
		102,862,032
Industrials - 8.4%
Allegion PLC	329,879	48,076,566
Ferguson Enterprises, Inc.	244,683	48,586,703
General Electric Co.	427,629	80,642,277
		177,305,546
Information Technology - 17.5%
Adobe, Inc. (a)	81,877	42,394,273
Autodesk, Inc. (a)	183,818	50,638,183
Intuit, Inc.	84,950	52,753,950
Marvell Technology, Inc.	778,975	56,179,677
Microsoft Corp.	390,506	168,034,732
		370,000,815
Materials - 2.2%
Sherwin-Williams Co.	123,930	47,300,363
Total United States		1,174,602,647
TOTAL COMMON STOCKS (Cost $1,354,921,204)		2,107,205,351

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class Z, 4.78% (b)	8,086,257	8,086,257
TOTAL SHORT-TERM INVESTMENTS (Cost $8,086,257)		8,086,257

TOTAL INVESTMENTS - 100.1% (Cost $1,363,007,461)		2,115,291,608
Liabilities in Excess of Other Assets - (0.1)%		(3,066,076)
TOTAL NET ASSETS - 100.0%		$2,112,225,532

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
AB - Aktiebolag
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3

Common Stocks	$1,312,151,153	$795,054,198	$–
Money Market Funds	8,086,257	–	–
Total Investments	$1,320,237,410	$795,054,198	$–